Notes Payable – Related Party	6 Months Ended
Jun. 30, 2022
Notes Payable – Related Party Disclosure [Abstract]
NOTES PAYABLE – RELATED PARTY
12.	NOTES PAYABLE – RELATED PARTY

During the six month period ended June 30, 2022, the Company repaid $64,854 of principal. As at June 30, 2022, the Company had recorded $24,304 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2021, the Company exchanged 215,341 shares of common stock in exchange for a principal reduction of debt in the amount of $1,483,738 and $131,320 of accrued interest. The Company recorded a loss on the conversion of $116,152. In addition, the Company repaid $462,228 of principal. As at December 31, 2021, the Company had recorded $38,301 in accrued interest which was included in accounts payable and accrued liabilities.

During the six months ended June 30, 2022, the Company recorded finance expense of $44,097 (December 31, 2021 - $225,196), related to bringing the notes to their present value.

Amount
($)
Balance at December 31, 2020	4,528,549
Proceeds	-
Repayments	(2,058,720)
Contribution benefit	-
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(43,742)
Repayments	(64,854)
Foreign exchange adjustment	(1,041)
Finance expense	44,097
Balance, June 30, 2022	2,720,643
Current	2,085,381
Non-current	635,262